Oppenheimer Balanced Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Core Bond Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
   Oppenheimer International Small Company Fund
   Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Portfolio Series
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund

                            Supplement dated December 15, 2006
                           to Statement of Additional Information

     This supplement amends the Statement of Additional  Information (the "SAI")
of each of the above  referenced  Funds (each a "Fund" and together the "Funds")
and is in addition to any existing supplements to a Fund's SAI.

     The Appendix to each Fund's  Statement of  Additional  Information,  titled
"OppenheimerFunds   Special   Sales  Charge   Arrangements   and  Waivers"  (the
"Appendix"), is revised as follows:

     1. The following  bullet point is added at the end of the  sub-section  "C.
Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions"
in the section "II.  Waivers of Class A Sales Charges of  Oppenheimer  Funds" in
the Appendix:

     o At the sole discretion of the Distributor,  the contingent deferred sales charge may be waived for  redemptions of shares  requested by the shareholder of record  within 60 days  following  the  termination  by the  Distributor  of the selling  agreement  between  the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

     2. The following  bullet point is added at the end of the  sub-section  "A.
Waivers for Redemptions in Certain Cases" in the section "III.  Waivers of Class
B, Class C and Class N Sales Charges of Oppenheimer Funds" in the Appendix:

     o At the sole discretion of the Distributor,  the contingent deferred sales charge may be waived for  redemptions of shares  requested by the shareholder of record  within 60 days  following  the  termination  by the  Distributor  of the selling  agreement  between  the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

December 15, 2006                                             PX0000.020